Discontinued operations and disposal groups - Discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Feb. 11, 2026
Discontinued operations and disposal groups
Revenue	$ 1,582.0	$ 1,527.2	[1]	$ 1,925.3	[1]
Cost of sales	(705.4)	(733.6)	[1]	(1,036.6)	[1]
Administrative expenses	(234.8)	(275.4)	[1]	(364.7)	[1]
Impairment of goodwill		(87.9)
Other income	179.6	85.8	[1]	0.4	[1]
Operating income	821.4	604.0	[1]	524.4	[1]
Finance income	219.1	27.5	[1]	18.5	[1]
Finance costs	349.7	2,042.2	[1]	2,357.0	[1]
Income/(loss) before income tax	690.8	(1,410.7)	[1]	(1,814.1)	[1]
Tax benefit/(expense):
Loss from discontinued operation	(477.6)	(164.2)	[1]	(71.3)	[1]
Other comprehensive income:
Exchange differences on translation of foreign operations	52.6	996.6	[1]	970.8	[1]
Other comprehensive income for the year, net of taxes	68.7	996.5	[1]	970.8	[1]
Discontinued operations
Discontinued operations and disposal groups
Revenue	193.5	184.0		200.2
Cost of sales	(180.2)	(156.9)		(146.7)
Administrative expenses	(49.7)	(66.5)		(47.3)
Impairment of goodwill	(181.7)	(87.9)
Impairment of other non-current assets	(277.7)
Other income	3.3	2.4
Operating income	(492.5)	(124.9)		6.2
Finance income	8.4	6.3		6.7
Finance costs	87.2	80.9		79.5
Income/(loss) before income tax	(571.3)	(199.5)		(66.6)
Tax benefit/(expense):
Related to pre tax loss from the ordinary activities for the period	28.9	35.3		(4.7)
Related to remeasurement to fair value less costs to sell	64.8
Loss from discontinued operation	(477.6)	(164.2)		(71.3)
Other comprehensive income:
Exchange differences on translation of foreign operations	132.9	(286.7)		94.7
Other comprehensive income for the year, net of taxes	132.9	(286.7)		94.7
Total comprehensive income/(loss) for the year	(344.7)	(450.9)		23.4
Net cashflow from operating activities	125.4	118.8		93.9
Net cashflow from investing activities	(80.4)	(123.2)		(172.5)
Net cash (used in)/from financing activities	(67.7)	(5.1)		76.3
Net decrease in cash by the discontinued operation	$ (22.7)	$ (9.5)		$ (2.3)
I-Systems Solues de Infraestrutura S.A. | Announcement of plan to discontinue operation
Discontinued operations and disposal groups
Agreed to sell equity interest						51.00%

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information